Intangible Assets and Goodwill (Details 5) R$ in Millions	12 Months Ended
Dec. 31, 2020 BRL (R$) item
Intangible Assets and Goodwill
Number of CGUs | item	2
Plurall Digital Transformation [member]
Intangible Assets and Goodwill
Amount invested for development project	R$ 19
Learning Systems [member]
Intangible Assets and Goodwill
Amount invested for development project	R$ 9